Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets Net Excluding Goodwill [Abstract]
Summary of Intangible Assets

The balance of intangible assets consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Computer software	3,757	4,394
License	780	780
Less: Accumulated amortization	(3,361)	(3,963)
Intangible assets, net	1,176	1,211

Summary of Amortization Expenses of Intangible Assets
7.	INTANGIBLE ASSETS, NET - continued

The intangible assets amortization expenses for each of the following fiscal years are as follows:

Amortization
RMB
2021	467
2022	368
2023	245
2024	131
2025	—
Total	1,211